UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02575
Morgan Stanley Liquid Asset Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2010
Date of reporting period: May 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.
Portfolio of Investments ▪ May 31, 2010 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON		MATURITY
THOUSANDS		DATE OF PURCHASE		DATE		VALUE

	Repurchase Agreements (53.4%)
$470,000	Barclays Capital, Inc. (dated 05/28/10; proceeds $470,010,444; fully collateralized by Federal Home Loan Bank 0.42% due 02/01/11, valued at $479,403,837)	0.20%		06/01/10		$470,000,000
150,000	BNP Paribas Securities Corp. (dated 05/28/10; proceeds $150,003,500; fully collateralized by Federal Home Loan Mortgage Corp. 5.00% — 6.00% due 10/01/35 — 04/01/40, Federal National Mortgage Assoc. 2.573% — 6.50% due 01/01/18 — 08/01/47 and Government National Morgage Assoc. 4.45% — 6.40% due 5/15/11 — 02/15/51, valued at $154,500,000)	0.21		06/01/10		150,000,000
400,000	Deutsche Bank AG (dated 05/28/10; proceeds $400,008,889; fully collateralized by Federal Home Loan Mortgage Corp. 5.50% —6.00% due 12/01/37 — 08/01/38 and Federal National Mortgage Assoc. 4.50% —6.50% due 04/01/23 — 01/01/39, valued at $408,000,001)	0.20		06/01/10		400,000,000
225,000	Goldman Sachs & Co. (dated 05/28/10; proceeds $225,004,750 fully collateralized by Federal Home Loan Mortgage Corp. 0.00% due 08/11/10 —01/19/11, valued at $229,500,964)	0.19		06/01/10		225,000,000
367,375	Goldman Sachs & Co. (dated 05/28/10; proceeds $367,383,164; fully collateralized by Federal Home Loan Mortgage Corp. 4.50% — 7.00% due 05/01/27 — 03/01/40 and Federal National Mortgage Assoc. 2.11% — 6.50% due 01/01/19 — 05/01/40 valued at $378,396,250)	0.20		06/01/10		367,375,000

	Total Repurchase Agreements (Cost $1,612,375,000)					1,612,375,000

	Certificates of Deposit (14.7%)
	International Banks
150,000	Credit Industriel et Commercial	0.32		07/01/10		150,000,000
145,000	Royal Bank of Scotland PLC	0.39		08/02/10		145,000,000
150,000	Skandinaviska Enskilba Banken	0.32		06/04/10		150,000,000

	Total Certificates of Deposit (Cost $445,000,000)					445,000,000

	Commercial Paper (14.6%)
	Domestic Bank (4.8%)
145,000	Bank of America Corp.	0.22		06/01/10		144,997,342

	International Banks (9.8%)
153,000	BPCE SA (a)	0.52-0.60		09/13/10- 10/18/10		152,700,348
145,000	Deutsche Bank Financial LLC	0.22		06/01/10		144,997,342

						297,697,690

	Total Commercial Paper (Cost $442,695,032)					442,695,032

	Floating Rate Notes (17.3%)
	International Banks (9.6%)
150,000	Barclays Bank PLC	0.46	(b)	06/08/10- 06/15/10	(c)	150,000,000
139,000	Societe Generale	1.05	(b)	08/05/10	(c)	139,000,000

						289,000,000

	U.S. Government Agency (7.7%)
233,000	Federal Home Loan Bank	0.24-0.27	(b)	08/01/10- 08/18/10	(c)	232,957,101

	Total Floating Rate Notes (Cost $521,957,101)					521,957,101

	Total Investments (Cost $3,022,027,133) (d)			100.0%		3,022,027,133
	Liabilities in Excess of Other Assets			0.0		(1,105,661)

	Net Assets			100.0%		$3,020,921,472

(a)	Resale is restricted to qualified institutional investors.

(b)	Rate shown is the rate in effect at May 31, 2010.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.
Notes to the Portfolio of Investments ▪ May 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Repurchase Agreements	$1,612,375,000	—	$1,612,375,000	—
Certificates of Deposit	445,000,000	—	445,000,000	—
Commercial Paper	442,695,032	—	442,695,032	—
Floating Rate Notes	521,957,101	—	521,957,101	—

Total	$3,022,027,133	—	$3,022,027,133	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 20, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2010